February 14, 2011

VIA EDGAR

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549
Attn:           Mr. Kieran G. Brown

Re:
Post-Effective Amendment No. 93 to the Registration Statement on Form N-1A of DWS Emerging Markets Fixed Income Fund and DWS Global Bond Fund (each a “Fund”, and together the “Funds”), each a series DWS Global/International Fund, Inc. (the “Corporation”) (Reg. Nos. 033-05724, 811-04670)

To the Commission:

On behalf of the Funds, we are filing today through the EDGAR system Post-Effective Amendment No. 93 to the Corporation’s Registration Statement on Form N-1A (the “Amendment”).  The Amendment relates solely to the Funds and does not relate to any other series of the Corporation.

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933 for review and comment by the staff of the Securities and Exchange Commission (the “Commission”).  Pursuant to Rule 485(a)(1), the Corporation has designated on the facing sheet to the Registration Statement that the Amendment become effective on April 15, 2011.  No fees are required in connection with this filing.

The Amendment is being filed principally to reflect (i) a change in each Fund’s name as follows: DWS Emerging Markets Fixed Income Fund to DWS Enhanced Emerging Markets Fixed Income Fund and DWS Global Bond Fund to DWS Enhanced Global Bond Fund; and (ii) related changes to the Funds’ investment policies.  The Amendment has been electronically coded to show changes from DWS Emerging Markets Fixed Income Fund’s Class A, B, C, S and Institutional Class, Prospectus and Statement of Additional Information and DWS Global Bond Fund’s Class A, B, C and S Prospectus and Statement of Additional Information filed with the Commission on January 31, 2011 in Post-Effective Amendment No. 92 for the Funds.
Any comments or questions on this filing should be directed to the undersigned at (617) 295-3357.

Very truly yours,

/S/Thomas H. Connors

Thomas H. Connors
Director and Senior Counsel
Deutsche Investment Management Americas Inc.

cc:           Adam Schlichtmann, Esq., Ropes and Gray